Net Debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net debt [abstract]
Cash and cash equivalents	$ 195	$ 704	$ 168
Loans and other borrowings - current	(87)	(104)	(110)
Loans and other borrowings - non-current	(2,078)	(1,910)	(1,678)
Lease liabilities-current	(65)	(55)	(44)
Lease liabilities-non current	(595)	(615)	(589)
Lease liabilities-classified as held for sale (note 12)	(20)
Derivative financial instruments hedging debt values	(15)	15
Net debt	$ (2,665)	$ (1,965)	$ (2,253)